RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2018
Related Party [Abstract]
Summary of Related Party Transactions
The following table summarizes transactions and balances with related parties:

(US$ Millions)	Dec. 31, 2018	Dec. 31, 2017
Balances outstanding with related parties:
Participating loan interests	$268	$517
Net (payables)/receivables within equity accounted investments	(26)	(49)
Loans and notes receivable(1)	54	96
Receivables and other assets	50	11
Deposit and promissory note from Brookfield Asset Management	(733)	(633)
Property-specific obligations	(231)	(415)
Loans and notes payable and other liabilities	(50)	(156)
Capital securities held by Brookfield Asset Management(2)	(420)	(1,250)
Preferred shares held by Brookfield Asset Management	(15)	(15)

(1)
At December 31, 2018, includes $54 million (December 31, 2017 - $96 million) receivable from Brookfield Asset Management upon the earlier of the partnership’s exercise of its option to convert its participating loan interests into direct ownership of the Australian portfolio or the maturity of the participating loan interests.

(2)
$500 million of the Brookfield BPY Holdings Inc. Class C Junior Preferred shares and $330 million of the Brookfield BPY Holdings Inc. Class B Junior Preferred shares, were redeemed in the third and fourth quarters of 2018, respectively.

(US$ Millions) Years ended Dec. 31,	2018	2017	2016
Transactions with related parties:
Commercial property revenue(1)	$22	$19	$20
Management fee income	5	6	5
Participating loan interests (including fair value gains, net)	53	86	61
Interest expense on debt obligations	44	29	28
Interest on capital securities held by Brookfield Asset Management	64	83	76
General and administrative expense (2)	192	204	212
Construction costs(3)	397	295	266

(1)	Amounts received from Brookfield Asset Management and its subsidiaries for the rental of office premises.

(2)
Includes amounts paid to Brookfield Asset Management and its subsidiaries for management fees, management fees associated with the partnership’s investments in Brookfield-sponsored real estate funds, and administrative services.

(3)	Includes amounts paid to Brookfield Asset Management and its subsidiaries for construction costs of development properties.